UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ X]; Amendment Number: 2
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management LP
Address: 598 Madison Ave
         6th fl
         New York, NY  10022

13F File Number:  28-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212-588-6623

Signature, Place, and Date of Signing:

     Rich Potapchuk     New York, NY     August 26, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $436,946 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107    14436   400000 SH       SOLE                   400000        0        0
ANIXTER INTL INC               NOTE 7/0         035290AG0    18318 27880000 SH       SOLE                 27880000        0        0
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0     3483  3000000 SH       SOLE                  3000000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    14370  1000000 SH       SOLE                  1000000        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    15604   823000 SH       SOLE                   823000        0        0
CAPITALSOURCE INC              SDCV 4.000% 7/1  14055XAE2    17464 18325000 SH       SOLE                 18325000        0        0
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3    13594 14250000 SH       SOLE                 14250000        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107    22633  1264798 SH       SOLE                  1264798        0        0
DYAX CORP                      COM              26746E103     2146   945342 SH       SOLE                   945342        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4    12652 10000000 SH       SOLE                 10000000        0        0
E*TRADE FINANCIAL CORP (NMS)                    269246401    11199   947460 SH       SOLE                   947460        0        0
EXACT SCIENCES CORP            COM              30063P105     2420   550000 SH       SOLE                   550000        0        0
FORD MTR CO CAP TR II          PFD TR CV6.5%    345395206      987    25000 SH       SOLE                    25000        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    74655  5630056 SH       SOLE                  5630056        0        0
HELEN OF TROY CORP LTD         COM              G4388N106      940    42619 SH       SOLE                    42619        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204     3750   749935 SH       SOLE                   749935        0        0
ISHARES TR INDEX               DJ US REAL EST   464287739     4253    10000 PRN PUT  SOLE                    10000        0        0
JPMORGAN CHASE & CO            COM              46625H100    21966   600000 SH       SOLE                   600000        0        0
LINCARE HLDGS INC              DBCV 2.750%11/0  532791AE0    17832 15000000 SH       SOLE                 15000000        0        0
MBIA INC                       COM              55262C100      333    31250 PRN CALL SOLE                    31250        0        0
MERIT MED SYS INC              COM              589889104     7635   475100 SH       SOLE                   475100        0        0
MICROSOFT CORP                 COM              594918104     2411   104802 SH       SOLE                   104802        0        0
MYRIAD GENETICS INC            COM              62855J104     3256   217800 SH       SOLE                   217800        0        0
NEKTAR THERAPEUTICS            COM              640268108     9790   809060 SH       SOLE                   809060        0        0
PAIN THERAPEUTICS INC          COM              69562K100     5340   960408 SH       SOLE                   960408        0        0
RADIOSHACK CORP                COM              750438103    24004  1230341 SH       SOLE                  1230341        0        0
RIGEL PHARMACEUTICALS INC      COM NEW          766559603     9317  1294000 SH       SOLE                  1294000        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803       51    10000 PRN CALL SOLE                    10000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1295     3750 PRN CALL SOLE                     3750        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103       96    10000 PRN CALL SOLE                    10000        0        0
SYBASE INC                     COM              871130100    71126  1100000 SH       SOLE                  1100000        0        0
VIVUS INC                      COM              928551100      540     4000 PRN CALL SOLE                     4000        0        0
VIVUS INC                      COM              928551100     3878   355000 SH       SOLE                   355000        0        0
VOLCANO CORPORATION            COM              928645100     9355   428731 SH       SOLE                   428731        0        0
WESTERN REFNG INC              NOTE 5.750% 6/1  959319AC8    13591 18050000 SH       SOLE                 18050000        0        0
ZIOPHARM ONCOLOGY INC          COM              98973P101     2226   700000 SH       SOLE                   700000        0        0